Label	Element	Value
New Covenant Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NEW COVENANT FUNDS

New Covenant Growth Fund
(the "Fund")

Supplement dated December 18, 2019
to the Prospectus dated October 31, 2019

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	New Covenant Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Change in the Principal Investment Strategy of the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the first sentence is hereby deleted and replaced with the following text:

Under normal market conditions, the Fund will invest primarily in a diversified portfolio of equity securities that are components of an index that represents broad exposure to the U.S. equity market (the "Index"), includes approximately 3,000 securities and is not concentrated in any particular industry.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	This table compares the Fund's average annual total returns to those of a broad-based index and the Russell 1000 Index. On December 18, 2019, the Fund's benchmark changed from the Russell 1000 Index to the Russell 3000 Index, because the Adviser believes that the Russell 3000 Index better reflects the investment strategies of the Fund.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Change in Benchmark Index of the Fund

In the Fund Summary for the Fund, under the heading titled "Performance Information," under the sub-heading titled "Average Annual Total Returns (for the periods ended December 31, 2018)," the following text is hereby added:

This table compares the Fund's average annual total returns to those of a broad-based index and the Russell 1000 Index. On December 18, 2019, the Fund's benchmark changed from the Russell 1000 Index to the Russell 3000 Index, because the Adviser believes that the Russell 3000 Index better reflects the investment strategies of the Fund.

In addition, under the same sub-heading, the table is hereby deleted and replaced with the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
New Covenant Growth Fund | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.24%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.18%
New Covenant Growth Fund | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.78%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.28%
New Covenant Growth Fund | New Covenant Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.07%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.93%
New Covenant Growth Fund | New Covenant Growth Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.47%
New Covenant Growth Fund | New Covenant Growth Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.53%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.87%